Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jun. 14, 2018
Document Effective Date	Jun. 15, 2018
Prospectus Date	Jun. 15, 2018
Tortoise Global Water ESG Fund | Tortoise Water Fund
Prospectus:
Trading Symbol	TBLU